Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ in Millions	Sep. 16, 2022	Jul. 26, 2022
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount		$ 400
ADR [Member]
Subsequent Event [Line Items]
Stock repurchase program, aggregate number of shares repurchased	325,000